UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Multi-Market Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 117.3%
Consumer Discretionary 19.0%
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)		166,000	166,000
8.75%, 6/1/2019		735,000	766,237
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		130,000	144,950
American Achievement Corp., 144A, 10.875%, 4/15/2016		180,000	128,250
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	262,650
8.375%, 11/15/2020		300,000	321,750
AutoNation, Inc., 6.75%, 4/15/2018		1,440,000	1,569,600
Avis Budget Car Rental LLC:
8.25%, 1/15/2019 (b)		365,000	380,512
9.625%, 3/15/2018		160,000	174,400
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		95,000	81,938
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	594,500
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		695,000	733,225
Cablevision Systems Corp.:
7.75%, 4/15/2018		1,855,000	2,021,950
8.0%, 4/15/2020 (b)		85,000	95,413
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018 (b)		295,000	227,888
11.25%, 6/1/2017		1,745,000	1,910,775
CCO Holdings LLC:
6.625%, 1/31/2022		290,000	309,575
7.0%, 1/15/2019		165,000	178,200
7.25%, 10/30/2017		1,575,000	1,708,875
7.375%, 6/1/2020		85,000	93,500
7.875%, 4/30/2018		4,645,000	5,074,662
8.125%, 4/30/2020		95,000	106,400
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,435,000	2,611,537
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		110,000	115,225
Clear Channel Communications, Inc., 9.0%, 3/1/2021		100,000	92,000
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020 (c)		580,000	580,000
Series A, 144A, 7.625%, 3/15/2020 (c)		85,000	85,000
Series A, 9.25%, 12/15/2017		115,000	125,925
Series B, 9.25%, 12/15/2017		175,000	192,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		215,000	229,513
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		95,000	92,863
DineEquity, Inc., 9.5%, 10/30/2018		415,000	457,537
DISH DBS Corp.:
6.625%, 10/1/2014		355,000	386,950
6.75%, 6/1/2021		110,000	122,100
7.125%, 2/1/2016		345,000	381,225
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		290,000	181
Ford Motor Co., 7.45%, 7/16/2031 (b)		260,000	333,775
Gannett Co., Inc.:
6.375%, 9/1/2015		370,000	391,275
7.125%, 9/1/2018 (b)		370,000	385,725
9.375%, 11/15/2017		320,000	361,600
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	223,575
Hertz Corp.:
6.75%, 4/15/2019		120,000	125,700
144A, 6.75%, 4/15/2019 (c)		330,000	343,200
7.5%, 10/15/2018		1,195,000	1,289,106
8.875%, 1/1/2014		89,000	89,001
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		335,000	363,475
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		300,000	324,000
Lear Corp.:
7.875%, 3/15/2018		145,000	160,044
8.125%, 3/15/2020		150,000	169,125
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		480,000	508,800
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	256,737
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		390,000	418,275
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		60,000	70,821
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		835,000	862,137
Mediacom LLC:
144A, 7.25%, 2/15/2022		165,000	167,063
9.125%, 8/15/2019		530,000	579,025
MGM Resorts International:
7.5%, 6/1/2016 (b)		140,000	142,450
7.625%, 1/15/2017		390,000	397,800
144A, 8.625%, 2/1/2019 (b)		1,285,000	1,368,525
9.0%, 3/15/2020		590,000	659,325
10.0%, 11/1/2016		160,000	176,400
10.375%, 5/15/2014		275,000	312,812
11.125%, 11/15/2017		345,000	392,437
Michaels Stores, Inc., 13.0%, 11/1/2016		95,000	101,052
National CineMedia LLC, 7.875%, 7/15/2021		360,000	381,600
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		100,000	104,126
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	547,150
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	296,400
Penske Automotive Group, Inc., 7.75%, 12/15/2016		985,000	1,026,872
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		225,000	247,500
PVH Corp., 7.375%, 5/15/2020		300,000	333,000
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		250,000	273,750
Sabre Holdings Corp., 8.35%, 3/15/2016		220,000	200,200
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	358,050
144A, 7.804%, 10/1/2020		495,000	484,744
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		425,000	482,375
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		350,000	380,625
Standard Pacific Corp.:
8.375%, 5/15/2018		375,000	401,250
10.75%, 9/15/2016		300,000	344,625
Toys "R" Us, Inc., 7.375%, 10/15/2018		330,000	298,650
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	267,150
Travelport LLC:
5.152% **, 9/1/2014		185,000	94,813
9.0%, 3/1/2016 (b)		50,000	26,500
UCI International, Inc., 8.625%, 2/15/2019		165,000	168,713
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	877,719
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,545,000	1,676,325
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	86,700
144A, 7.875%, 11/1/2020		185,000	197,025
144A, 8.5%, 5/15/2021		105,000	104,213
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	715,000	976,409
144A, 9.75%, 4/15/2018	EUR	595,000	846,227
Valassis Communications, Inc., 6.625%, 2/1/2021 (b)		245,000	251,125
Videotron Ltd., 9.125%, 4/15/2018		310,000	343,325
Visant Corp., 10.0%, 10/1/2017		305,000	280,600
Visteon Corp., 6.75%, 4/15/2019		610,000	616,100
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		240,000	260,100

			46,731,027
Consumer Staples 4.8%
Alliance One International, Inc., 10.0%, 7/15/2016		195,000	195,488
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		145,000	117,450
B&G Foods, Inc., 7.625%, 1/15/2018		340,000	368,475
Central Garden & Pet Co., 8.25%, 3/1/2018		280,000	284,200
Constellation Brands, Inc., 8.375%, 12/15/2014		810,000	919,350
Darling International, Inc., 8.5%, 12/15/2018		620,000	697,500
Del Monte Corp., 7.625%, 2/15/2019 (b)		580,000	581,450
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		225,000	238,500
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	317,625
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		240,000	247,800
NBTY, Inc., 9.0%, 10/1/2018		185,000	203,037
Pilgrim's Pride Corp., 7.875%, 12/15/2018 (b)		220,000	217,800
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		325,000	346,125
Rite Aid Corp.:
7.5%, 3/1/2017		25,000	25,625
8.0%, 8/15/2020 (b)		290,000	330,600
144A, 9.25%, 3/15/2020		95,000	96,188
10.25%, 10/15/2019 (b)		160,000	182,200
Smithfield Foods, Inc.:
7.75%, 7/1/2017 (b)		940,000	1,073,950
10.0%, 7/15/2014		3,155,000	3,699,237
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018 (b)		240,000	260,100
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		245,000	254,494
Tops Holding Corp., 10.125%, 10/15/2015		440,000	474,650
TreeHouse Foods, Inc., 7.75%, 3/1/2018		370,000	405,150
U.S. Foodservice, 144A, 8.5%, 6/30/2019		290,000	291,450

			11,828,444
Energy 13.8%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		184,000	184,000
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		500,000	487,500
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019 (b)		165,000	165,000
7.25%, 10/1/2020 (b)		150,000	149,625
144A, 7.25%, 6/15/2021		265,000	264,338
8.75%, 8/1/2016 (b)		480,000	528,000
Atwood Oceanics, Inc., 6.5%, 2/1/2020		165,000	173,663
Berry Petroleum Co.:
6.75%, 11/1/2020		330,000	352,275
10.25%, 6/1/2014		325,000	373,750
Bill Barrett Corp.:
7.625%, 10/1/2019		85,000	88,825
9.875%, 7/15/2016		280,000	309,400
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		95,000	99,513
8.625%, 10/15/2020		200,000	217,000
Bristow Group, Inc., 7.5%, 9/15/2017		335,000	350,075
Chaparral Energy, Inc., 8.25%, 9/1/2021		285,000	316,350
Chesapeake Energy Corp.:
6.875%, 11/15/2020 (b)		190,000	199,500
7.25%, 12/15/2018		1,975,000	2,142,875
9.5%, 2/15/2015 (b)		3,540,000	4,071,000
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		500,000	517,500
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		315,000	321,300
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	420,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		165,000	176,138
8.5%, 12/15/2019		165,000	179,438
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		125,000	125,938
8.0%, 4/1/2017		830,000	902,625
8.25%, 4/1/2020		470,000	512,300
Continental Resources, Inc.:
7.125%, 4/1/2021		230,000	255,300
7.375%, 10/1/2020		245,000	272,562
8.25%, 10/1/2019		110,000	123,475
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,290,000	1,302,900
Crosstex Energy LP, 8.875%, 2/15/2018		425,000	461,125
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		585,000	612,787
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		390,000	401,700
El Paso Corp., 7.25%, 6/1/2018		405,000	458,492
Energy Transfer Equity LP, 7.5%, 10/15/2020		280,000	320,600
Frontier Oil Corp.:
6.875%, 11/15/2018		270,000	279,450
8.5%, 9/15/2016		140,000	149,800
Genesis Energy LP, 7.875%, 12/15/2018		335,000	345,050
Global Geophysical Services, Inc., 10.5%, 5/1/2017		475,000	470,250
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		180,000	190,125
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020 (c)		165,000	168,506
8.25%, 3/15/2018		410,000	434,600
HollyFrontier Corp., 9.875%, 6/15/2017		620,000	692,850
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		245,000	262,150
Linn Energy LLC:
144A, 6.25%, 11/1/2019		855,000	853,931
144A, 6.5%, 5/15/2019		30,000	30,600
MEG Energy Corp., 144A, 6.5%, 3/15/2021		325,000	347,750
Newfield Exploration Co.:
5.75%, 1/30/2022 (b)		615,000	665,737
7.125%, 5/15/2018		955,000	1,017,075
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		240,000	247,200
7.25%, 2/1/2019		370,000	392,200
Offshore Group Investments Ltd., 11.5%, 8/1/2015		25,000	27,875
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		200,000	209,500
144A, 6.25%, 11/15/2021		230,000	240,925
Plains Exploration & Production Co.:
6.75%, 2/1/2022		605,000	662,475
7.625%, 6/1/2018		465,000	499,875
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	601,725
Range Resources Corp.:
5.0%, 8/15/2022 (c)		235,000	237,350
6.75%, 8/1/2020		140,000	153,300
Regency Energy Partners LP:
6.875%, 12/1/2018		275,000	298,375
9.375%, 6/1/2016		650,000	719,875
Sabine Pass LNG LP, 7.5%, 11/30/2016		145,000	155,875
SandRidge Energy, Inc.:
7.5%, 3/15/2021		410,000	414,100
144A, 8.0%, 6/1/2018		365,000	377,775
SESI LLC:
6.375%, 5/1/2019 (b)		335,000	351,750
144A, 7.125%, 12/15/2021		1,050,000	1,160,250
Stone Energy Corp.:
6.75%, 12/15/2014		525,000	527,625
8.625%, 2/1/2017		390,000	407,550
Swift Energy Co., 144A, 7.875%, 3/1/2022		625,000	653,125
Venoco, Inc., 8.875%, 2/15/2019		410,000	371,050
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	190,000
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		670,000	683,400
144A, 6.0%, 1/15/2022		490,000	505,925
Xinergy Corp., 144A, 9.25%, 5/15/2019		240,000	168,000

			34,001,843
Financials 20.3%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		510,000	507,450
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	477,600
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		345,000	313,088
Ally Financial, Inc.:
5.5%, 2/15/2017		580,000	587,438
6.25%, 12/1/2017		740,000	764,877
8.0%, 3/15/2020		870,000	985,275
8.3%, 2/12/2015		280,000	309,400
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	169,950
7.0%, 5/20/2022 (b)		165,000	169,331
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		415,000	437,825
9.375%, 12/1/2017		560,000	616,000
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		200,000	206,500
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		325,000	274,625
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		718,680	751,021
Banco Bradesco SA, 144A, 5.75%, 3/1/2022 (c)		1,420,000	1,432,070
Caesars Operating Escrow LLC, 144A, 8.5%, 2/15/2020		575,000	586,500
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	456,750
Case New Holland, Inc.:
7.75%, 9/1/2013		1,110,000	1,187,700
7.875%, 12/1/2017		830,000	975,250
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		2,225,000	2,275,062
144A, 5.5%, 2/15/2019		165,000	168,506
144A, 7.0%, 5/4/2015		409,000	410,023
144A, 7.0%, 5/2/2017		1,370,000	1,371,712
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		235,000	233,825
DPL, Inc., 144A, 6.5%, 10/15/2016		1,885,000	2,054,650
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		495,000	546,975
E*TRADE Financial Corp.:
6.75%, 6/1/2016		520,000	529,100
12.5%, 11/30/2017 (PIK)		963,000	1,121,895
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		290,000	296,525
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021 (b)		160,000	156,800
144A, 7.5%, 5/4/2020 (b)		293,000	305,819
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		585,000	616,619
5.875%, 8/2/2021 (b)		430,000	479,868
6.625%, 8/15/2017		465,000	526,921
8.125%, 1/15/2020		1,410,000	1,758,195
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		330,000	351,450
144A, 5.875%, 1/31/2022		285,000	300,675
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		255,000	267,113
144A, 6.5%, 9/15/2018		170,000	188,275
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	346,500
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	278,431	223
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		2,260,000	2,339,100
International Lease Finance Corp.:
5.75%, 5/15/2016		155,000	157,896
6.25%, 5/15/2019		390,000	395,405
8.625%, 9/15/2015		300,000	333,000
8.625%, 1/15/2022 (b)		460,000	517,206
8.75%, 3/15/2017		1,365,000	1,542,450
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	647,362
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	963,462
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		290,000	303,775
144A, 8.625%, 7/15/2020		240,000	256,200
MPT Operating Partnership LP, (REIT):
6.375%, 2/15/2022		270,000	278,775
6.875%, 5/1/2021		415,000	441,197
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018		390,000	380,250
National Money Mart Co., 10.375%, 12/15/2016		450,000	498,937
Nielsen Finance LLC, 11.5%, 5/1/2016		71,000	82,183
NII Capital Corp., 7.625%, 4/1/2021		285,000	291,413
Nuveen Investments, Inc.:
10.5%, 11/15/2015		425,000	444,125
144A, 10.5%, 11/15/2015		365,000	379,600
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		700,000	757,750
9.25%, 4/1/2015		785,000	806,587
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		760,000	805,600
144A, 7.125%, 4/15/2019		1,355,000	1,432,912
144A, 8.25%, 2/15/2021		155,000	148,025
144A, 8.75%, 10/15/2016		620,000	660,300
144A, 9.0%, 4/15/2019		165,000	165,000
144A, 9.25%, 5/15/2018		100,000	100,500
144A, 9.875%, 8/15/2019		100,000	103,375
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017	EUR	430,000	598,680
144A, 7.75%, 2/15/2017		610,000	648,887
144A, 8.5%, 2/15/2019		255,000	276,038
144A, 8.75%, 2/15/2019	EUR	100,000	143,886
Susser Holdings LLC, 8.5%, 5/15/2016		215,000	235,963
Tomkins LLC, 9.0%, 10/1/2018		135,000	149,175
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017 (b)		360,000	399,150
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		255,000	262,650
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		320,000	336,800
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018 (c)		550,000	565,125
144A, 7.375%, 5/15/2020 (c)		455,000	466,944
144A, 7.625%, 4/15/2022 (c)		455,000	470,925
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,870,000	2,131,800
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		1,645,000	1,793,050
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		200,000	195,000
144A, 11.75%, 7/15/2017	EUR	250,000	327,246

			49,749,085
Health Care 6.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		325,000	332,313
Community Health Systems, Inc., 8.875%, 7/15/2015 (b)		370,000	387,575
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		805,000	847,263
HCA, Inc.:
5.875%, 3/15/2022		415,000	425,375
6.5%, 2/15/2020		2,865,000	3,072,712
7.5%, 2/15/2022		1,245,000	1,347,713
7.875%, 2/15/2020		3,805,000	4,195,012
8.5%, 4/15/2019		270,000	302,400
9.875%, 2/15/2017		328,000	358,750
Mylan, Inc.:
144A, 7.625%, 7/15/2017		1,945,000	2,152,872
144A, 7.875%, 7/15/2020		190,000	212,325
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		240,000	252,000
STHI Holding Corp., 144A, 8.0%, 3/15/2018		240,000	255,600
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,905,000	2,031,206
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		545,000	577,700

			16,750,816
Industrials 9.6%
Accuride Corp., 9.5%, 8/1/2018		270,000	286,200
Actuant Corp., 6.875%, 6/15/2017		180,000	186,750
Aguila 3 SA, 144A, 7.875%, 1/31/2018		435,000	457,294
ARAMARK Corp., 8.5%, 2/1/2015		525,000	538,786
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		75,000	76,875
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		400,000	336,000
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		240,000	244,800
BE Aerospace, Inc.:
6.875%, 10/1/2020		235,000	262,025
8.5%, 7/1/2018		680,000	755,650
Belden, Inc.:
7.0%, 3/15/2017		185,000	190,550
9.25%, 6/15/2019		425,000	459,000
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		270,000	284,175
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (b)		1,700,000	1,972,000
Briggs & Stratton Corp., 6.875%, 12/15/2020		275,000	290,813
Casella Waste Systems, Inc., 7.75%, 2/15/2019		785,000	781,075
Cenveo Corp., 8.875%, 2/1/2018		1,005,000	974,850
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		475,000	476,187
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		145,082	84,148
Corrections Corp. of America, 7.75%, 6/1/2017		475,000	517,750
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014 (b)		103,000	110,468
Deluxe Corp., 7.0%, 3/15/2019		250,000	253,125
Ducommun, Inc., 9.75%, 7/15/2018		250,000	265,000
DynCorp International, Inc., 10.375%, 7/1/2017		635,000	561,975
Esterline Technologies Corp., 7.0%, 8/1/2020		400,000	442,000
Florida East Coast Railway Corp., 8.125%, 2/1/2017		155,000	156,550
FTI Consulting, Inc., 6.75%, 10/1/2020		1,095,000	1,183,969
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	247,925
H&E Equipment Services, Inc., 8.375%, 7/15/2016		845,000	874,575
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		250,000	263,125
7.125%, 3/15/2021		85,000	91,056
Interline Brands, Inc., 7.0%, 11/15/2018		395,000	417,219
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		850,000	941,375
Meritor, Inc.:
8.125%, 9/15/2015		205,000	210,125
10.625%, 3/15/2018 (b)		225,000	236,250
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		530,000	426,650
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		205,000	170,150
Nortek, Inc., 8.5%, 4/15/2021		510,000	493,425
Oshkosh Corp.:
8.25%, 3/1/2017		95,000	103,075
8.5%, 3/1/2020		185,000	202,113
Ply Gem Industries, Inc., 13.125%, 7/15/2014		355,000	351,450
RailAmerica, Inc., 9.25%, 7/1/2017		231,000	257,565
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		885,000	953,587
11.75%, 8/1/2016 (b)		130,000	138,125
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		170,000	177,650
Sitel LLC, 11.5%, 4/1/2018		350,000	259,000
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		330,000	358,050
7.5%, 10/1/2017		230,000	250,125
SPX Corp., 6.875%, 9/1/2017		250,000	277,500
The Geo Group, Inc., 7.75%, 10/15/2017		795,000	856,612
Titan International, Inc., 7.875%, 10/1/2017		1,230,000	1,306,875
TransDigm, Inc., 7.75%, 12/15/2018		500,000	550,000
Triumph Group, Inc.:
8.0%, 11/15/2017		80,000	87,000
8.625%, 7/15/2018		565,000	635,625
United Rentals North America, Inc., 10.875%, 6/15/2016		340,000	388,450

			23,672,692
Information Technology 5.2%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		140,000	124,600
Amkor Technology, Inc.:
6.625%, 6/1/2021		105,000	109,725
7.375%, 5/1/2018 (b)		460,000	496,800
Aspect Software, Inc., 10.625%, 5/15/2017		460,000	495,650
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,150,000	1,165,812
CDW LLC:
8.5%, 4/1/2019		415,000	444,050
144A, 8.5%, 4/1/2019		210,000	224,700
CommScope, Inc., 144A, 8.25%, 1/15/2019		665,000	699,912
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	226,775
Equinix, Inc.:
7.0%, 7/15/2021		335,000	370,175
8.125%, 3/1/2018		1,100,000	1,227,875
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		135,000	147,319
144A, 7.625%, 7/15/2017		85,000	92,331
First Data Corp.:
144A, 7.375%, 6/15/2019		245,000	247,756
144A, 8.875%, 8/15/2020		635,000	687,388
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,520,000	1,672,000
Jabil Circuit, Inc.:
5.625%, 12/15/2020		400,000	426,000
7.75%, 7/15/2016		135,000	156,600
MasTec, Inc., 7.625%, 2/1/2017		430,000	446,125
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		175,000	179,375
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		415,000	459,613
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		420,000	444,150
SunGard Data Systems, Inc.:
10.25%, 8/15/2015 (b)		1,355,000	1,412,587
10.625%, 5/15/2015		400,000	424,000
Unisys Corp., 144A, 12.75%, 10/15/2014		185,000	207,663
ViaSat, Inc., 144A, 6.875%, 6/15/2020		165,000	169,950

			12,758,931
Materials 17.2%
Aleris International, Inc., 7.625%, 2/15/2018		155,000	162,750
APERAM:
144A, 7.375%, 4/1/2016		305,000	295,850
144A, 7.75%, 4/1/2018		365,000	346,750
Appleton Papers, Inc., 11.25%, 12/15/2015		106,000	95,930
Ball Corp.:
5.0%, 3/15/2022 (c)		360,000	368,100
7.125%, 9/1/2016		1,420,000	1,554,900
7.375%, 9/1/2019		170,000	189,550
Berry Plastics Corp.:
5.322% **, 2/15/2015		1,965,000	1,972,369
8.25%, 11/15/2015		745,000	800,875
9.5%, 5/15/2018		235,000	250,863
9.75%, 1/15/2021 (b)		305,000	326,350
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	160,000	199,312
Boise Paper Holdings LLC, 8.0%, 4/1/2020		215,000	235,963
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		166,994	167,411
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		260,000	284,700
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		635,000	581,025
Clearwater Paper Corp., 7.125%, 11/1/2018		515,000	548,475
Clondalkin Acquisition BV, 144A, 2.546% **, 12/15/2013		1,795,000	1,696,275
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	357,500
Crown Americas LLC:
6.25%, 2/1/2021		70,000	77,525
7.625%, 5/15/2017		1,590,000	1,737,075
CSN Resources SA, 144A, 6.5%, 7/21/2020		2,190,000	2,403,525
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,770,000	1,823,100
Exopack Holding Corp., 10.0%, 6/1/2018		335,000	355,100
FMG Resources (August 2006) Pty Ltd.:
144A, 7.0%, 11/1/2015		180,000	190,350
144A, 8.25%, 11/1/2019		825,000	911,625
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		428,424	397,149
10.0%, 3/31/2015		421,120	417,751
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		1,665,000	1,875,944
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		90,000	99,000
9.5%, 6/15/2017		765,000	851,062
Greif, Inc., 7.75%, 8/1/2019		870,000	978,750
Hexcel Corp., 6.75%, 2/1/2015		405,000	408,544
Huntsman International LLC:
8.625%, 3/15/2020 (b)		455,000	514,150
8.625%, 3/15/2021 (b)		185,000	209,050
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		195,000	206,700
JMC Steel Group, 144A, 8.25%, 3/15/2018		240,000	250,500
Koppers, Inc., 7.875%, 12/1/2019		490,000	524,300
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		245,000	251,738
LyondellBasell Industries NV, 144A, 6.0%, 11/15/2021		155,000	170,113
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		180,000	166,050
9.5%, 1/15/2021	EUR	255,000	287,077
NewMarket Corp., 7.125%, 12/15/2016		495,000	511,087
Novelis, Inc.:
8.375%, 12/15/2017		1,190,000	1,303,050
8.75%, 12/15/2020		685,000	763,775
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	360,121
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016 (b)		2,030,000	2,298,975
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	390,350
Polymer Group, Inc., 7.75%, 2/1/2019		415,000	444,050
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		900,000	1,023,750
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		370,000	389,425
Rock-Tenn Co.:
144A, 4.45%, 3/1/2019		80,000	81,300
144A, 4.9%, 3/1/2022		245,000	249,312
Sealed Air Corp., 7.875%, 6/15/2017		2,360,000	2,549,260
Silgan Holdings, Inc., 7.25%, 8/15/2016		845,000	912,600
Solo Cup Co., 10.5%, 11/1/2013		1,270,000	1,284,287
SunCoke Energy, Inc., 7.625%, 8/1/2019		250,000	260,000
United States Steel Corp., 7.375%, 4/1/2020 (b)		595,000	620,287
Verso Paper Holdings LLC, 8.75%, 2/1/2019		90,000	44,550
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	572,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		1,565,000	1,616,645
Vulcan Materials Co., 6.5%, 12/1/2016 (b)		845,000	895,700
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		62,935	56,824

			42,168,724
Telecommunication Services 15.7%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,106,350
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,680,000	1,734,600
8.375%, 10/15/2020		1,360,000	1,390,600
8.75%, 3/15/2018 (b)		1,185,000	1,128,712
CPI International, Inc., 8.0%, 2/15/2018		180,000	156,150
Cricket Communications, Inc.:
7.75%, 5/15/2016 (b)		1,825,000	1,943,625
7.75%, 10/15/2020 (b)		2,415,000	2,402,925
10.0%, 7/15/2015 (b)		495,000	523,462
Crown Castle International Corp.:
7.125%, 11/1/2019		325,000	355,875
9.0%, 1/15/2015		560,000	617,400
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		320,000	348,800
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	202,000
144A, 8.25%, 9/1/2017		2,015,000	2,135,900
ERC Ireland Preferred Equity Ltd., 144A, 8.057% **, 2/15/2017 (PIK)	EUR	281,038	112
Frontier Communications Corp.:
6.25%, 1/15/2013		224,000	231,280
7.875%, 4/15/2015 (b)		85,000	91,163
8.25%, 4/15/2017 (b)		500,000	540,000
8.5%, 4/15/2020		665,000	719,862
8.75%, 4/15/2022		85,000	92,438
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		920,000	968,300
7.5%, 4/1/2021 (b)		1,220,000	1,290,150
8.5%, 11/1/2019		835,000	916,412
11.25%, 6/15/2016		455,000	481,163
Intelsat Luxembourg SA:
11.25%, 2/4/2017 (b)		1,365,000	1,407,656
11.5%, 2/4/2017 (PIK)		2,325,468	2,395,232
144A, 11.5%, 2/4/2017 (PIK)		630,000	642,600
iPCS, Inc., 2.672% **, 5/1/2013		115,000	110,688
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		810,000	834,300
7.875%, 9/1/2018 (b)		580,000	622,050
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		1,990,000	1,997,462
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	183,000
Qwest Communications International, Inc.:
7.125%, 4/1/2018		3,380,000	3,616,600
8.0%, 10/1/2015		360,000	386,438
Qwest Corp., 8.375%, 5/1/2016		90,000	105,400
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		115,000	123,913
8.25%, 8/15/2019		150,000	165,000
Sprint Nextel Corp.:
144A, 7.0%, 3/1/2020		410,000	416,663
144A, 9.0%, 11/15/2018		1,120,000	1,248,800
144A, 9.125%, 3/1/2017		235,000	236,175
Syniverse Holdings, Inc., 9.125%, 1/15/2019		90,000	98,100
Telesat Canada, 11.0%, 11/1/2015		1,230,000	1,311,487
West Corp.:
7.875%, 1/15/2019		190,000	205,438
8.625%, 10/1/2018		50,000	54,875
Windstream Corp.:
7.0%, 3/15/2019		340,000	351,900
7.5%, 4/1/2023		465,000	489,413
7.75%, 10/15/2020		250,000	273,125
7.875%, 11/1/2017		1,155,000	1,302,262
8.125%, 9/1/2018		535,000	585,825

			38,541,681
Utilities 4.9%
AES Corp.:
7.75%, 10/15/2015		1,525,000	1,723,250
8.0%, 10/15/2017		255,000	293,887
8.0%, 6/1/2020		375,000	439,687
Calpine Corp.:
144A, 7.5%, 2/15/2021		640,000	694,400
144A, 7.875%, 7/31/2020		455,000	502,775
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	2,958,562
Edison Mission Energy, 7.0%, 5/15/2017		1,105,000	740,350
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		805,000	390,425
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		100,000	108,625
Ferrellgas LP, 6.5%, 5/1/2021		160,000	141,600
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		785,000	970,430
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		975,000	985,969
144A, 7.25%, 4/1/2016		185,000	205,350
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		1,145,000	1,187,937
7.625%, 1/15/2018		285,000	288,563
8.25%, 9/1/2020		285,000	288,563
Suburban Propane Partners LP, 7.375%, 3/15/2020		120,000	127,800
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015 (b)		195,000	52,650

			12,100,823

Total Corporate Bonds (Cost $273,728,662)			288,304,066
Commercial Mortgage-Backed Security 0.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501% **, 10/15/2049 (Cost $988,632)		1,046,171	985,253
Government & Agency Obligations 15.8%
Other Government Related (d) 0.4%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	858,550
Sovereign Bonds 15.4%
Dominican Republic, 144A, 7.5%, 5/6/2021		3,300,000	3,377,550
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,439,025
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	802	199
Republic of Croatia, 144A, 6.375%, 3/24/2021		3,560,000	3,371,231
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,264,022
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	194,688
Republic of Lithuania:
144A, 5.125%, 9/14/2017		1,395,000	1,415,925
144A, 7.375%, 2/11/2020		1,450,000	1,633,135
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,634,425
Republic of Poland:
5.125%, 4/21/2021		3,710,000	3,978,975
6.375%, 7/15/2019		2,550,000	2,983,500
Republic of Serbia, 144A, 7.25%, 9/28/2021		1,740,000	1,757,400
Republic of South Africa, 6.875%, 5/27/2019		185,000	225,931
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)		685,000	953,863
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	986,450
Russian Federation:
144A, 5.0%, 4/29/2020		8,005,000	8,565,350
REG S, 7.5%, 3/31/2030		1,749,930	2,086,792

			37,868,461

Total Government & Agency Obligations (Cost $35,438,429)			38,727,011
Loan Participations and Assignments 7.4%
Senior Loans ** 6.2%
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		49,734	22,256
Caesars Entertainment Operating Co., Term Loan B1, 3.244%, 1/28/2015		255,000	239,557
Charter Communications Operating LLC, Term Loan B-2, 7.25%, 3/6/2014		26,388	26,492
Clear Channel Communications, Inc., Term Loan B, 3.894%, 1/28/2016		378,264	312,026
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		3,690,000	3,680,609
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,462,650	1,439,891
Dunkin Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		510,734	510,489
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		910,000	915,233
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		588,000	586,977
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		600,850	608,189
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		366,300	368,075
Telesat Canada:
Term Loan I, 3.25%, 10/31/2014		1,381,214	1,380,351
Term Loan II, 3.25%, 10/31/2014		118,647	118,573
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,171,898	4,178,740
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		496,250	499,041
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		404,875	265,025

			15,151,524
Sovereign Loans 1.2%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,385,000	1,425,442
Sberbank of Russia, 144A, 6.125%, 2/7/2022 (b)		600,000	611,100
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	995,033

			3,031,575

Total Loan Participations and Assignments (Cost $18,151,655)			18,183,099
Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		235,000	355,731
Sonic Automotive, Inc., 5.0%, 10/1/2029		100,000	147,000

Total Convertible Bonds (Cost $335,250)			502,731
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $442,312)		675,000	548,437

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $15,000)	15	13,836

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,911	4,455
Postmedia Network Canada Corp.*	5,121	28,466
Trump Entertainment Resorts, Inc.*	32	26
Vertis Holdings, Inc.	294	162

		33,109
Financials 0.1%
Ashton Woods "B"	0.104	77,220
Industrials 0.0%
Congoleum Corp.*	7,900	0
Quad Graphics, Inc.	27	404

		404
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	0
GEO Specialty Chemicals, Inc. 144A*	649	0
Wolverine Tube, Inc.*	2,790	69,750

		69,750

Total Common Stocks (Cost $220,058)		180,483
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	589	100
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	400	5,024

Total Warrants (Cost $87,876)		5,124
Securities Lending Collateral 14.8%
Daily Assets Fund Institutional, 0.26% (e) (f) (Cost $36,246,799)	36,246,799	36,246,799
Cash Equivalents 1.5%
Central Cash Management Fund, 0.1% (e) (Cost $3,744,649)	3,744,649	3,744,649

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $369,399,322) †	157.7	387,441,488
Other Assets and Liabilities, Net	(13.6)	(33,514,829)
Notes Payable	(44.1)	(108,247,303)

Net Assets	100.0	245,679,356

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	290,000	USD	292,813	181
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	278,431	EUR	79,885	223
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	404,875	USD	404,622	265,025
					777,320	265,429

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2012.

†
The cost for federal income tax purposes was $370,274,539.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $17,166,949.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,929,944 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,762,995.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $34,922,636, which is 14.2% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At February 29, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	1,285,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	95,759	(6,395)	102,154
6/21/2010 9/20/2015	1,555,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	181,885	(35,560)	217,445
Total unrealized appreciation					319,599

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America

As of February 29, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	3,486,500	USD	4,693,794	3/26/2012	48,248	JPMorgan Chase Securities, Inc.

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$287,348,194	$955,872	$288,304,066
Commercial Mortgage-Backed Security	—	985,253	—	985,253
Government & Agency Obligation	—	38,727,011	—	38,727,011
Loan Participations and Assignments	—	18,183,099	—	18,183,099
Convertible Bonds	—	502,731	—	502,731
Preferred Security	—	548,437	—	548,437
Other Investments	—	—	13,836	13,836
Common Stocks(i)	28,870	4,455	147,158	180,483
Warrants(i)	—	—	5,124	5,124
Short-Term Investments(i)	39,991,448	—	—	39,991,448
Derivatives(j)	—	367,847	—	367,847
Total	$40,020,318	$346,667,027	$1,121,990	$387,809,335

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2011	$899,428	$15,000	$77,873	$4,206	$996,507
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	46,883	(1,164)	69,285	918	115,922
Amortization premium/discount	1,997	—	—		1,997
Purchases	7,564	—	—	—	7,564
(Sales)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of February 29, 2012	$955,872	$13,836	$147,158	$5,124	$1,121,990
Net change in unrealized appreciation (depreciation) from investments still held at February 29, 2012	$46,883	$(1,164)	$69,285	$918	$115,922

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$319,599	$
Foreign Exchange Contracts	$—		$48,248

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012